LOSS PER SHARE (Schedule of basic loss per ordinary share) (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Basic (loss)/earnings per share denominator	369,329,458	183,376,218
Reconciliation to weighted average (loss)/earnings per share denominator:
Basic (loss)/earnings per share denominator	369,329,458	183,376,218
Class A Ordinary shares [Member]
Earnings per share [line items]
Basic (loss)/earnings per share denominator	369,329,458	183,376,218
Reconciliation to weighted average (loss)/earnings per share denominator:
Number of shares at January 1	371,749,084	165,865,884
Weighted average number of shares issued during the year	10,135,974	30,065,934
Weighted average number of treasury shares	(12,555,600)	(12,555,600)
Basic (loss)/earnings per share denominator	369,329,458	183,376,218